{.TX}1-13

                      CHESAPEAKE INVESTORS, INC.
                          SEMI-ANNUAL REPORT
                            MARCH 31, 1999

Dear Shareholder:

     The financial report, contained herein, shows results for the six month period ended March 31, 1999. Net investment income totalled $378,356 or $.10 per share compared to $380,625 or $.10 per share for the six month period ended March 31, 1998. The net asset value increased to $4.25 per share from $4.23 per share as of March 31, 1998.

     It is the Company's intent to provide as high a level of income as possible, consistent with sound investment policies. The market is constantly monitored to achieve the objectives of a high level of income and the preservation of net asset value.

Sincerely,


Albert W. Turner,                                     Warren W. Pearce, Jr.,
Chairman of the Board                                 President

May 17, 1999

                                CHESAPEAKE INVESTORS, INC.
                          STATEMENT OF ASSETS AND LIABILITIES
                                    MARCH 31, 1999
                                      (UNAUDITED)

ASSETS:
   Investments in Long-Term Securities, at Value
        (Amortized Cost $14,404,865)                              $15,740,976
   Investments in Short-Term Securities
        (at cost which approximates market)                            78,886
   Accrued Interest Receivable                                        270,364
                                                                 ------------
               Total  Assets                                       16,090,226
                                                                 ------------
LIABILITIES:
   Accounts Payable and Accrued Expenses                               17,808
                                                                 ------------
               Total  Liabilities                                      17,808
                                                                 ------------

NET ASSETS:
   Net Assets (Equivalent to $4.25 per share based on
         3,783,960 shares of capital stock outstanding)           $16,072,418
                                                                 ============



                            See Notes to Financial Statements

                               CHESAPEAKE INVESTORS, INC.
                         SCHEDULE OF INVESTMENTS IN SECURITIES
                                     MARCH 31, 1999
                                       (UNAUDITED)

                                        Face         Amortized
                          Rating*      Amount           Cost         Value
                          ------   ------------    -------------   ------------
Investments in Long-Term
 Securities:
Alabama:
 Birmingham, Alabama,
    Refunding UT GO Bond
    5.0%, due 7/1/19          AA  $     520,000    $     520,000   $    518,648
                                   ------------    -------------   ------------

Arizona:
 Salt River Project,
    Arizona - Series C Revenue
    5.5%, due 1/1/28          AA  $     700,000    $     686,770   $    714,840
 Maricopa County
    Arizona School District
    5.5%, due 7/1/05         AAA        650,000          662,900        702,455
                                   ------------    -------------   ------------
      Total Arizona                   1,350,000        1,349,670      1,417,295
                                   ------------    -------------   ------------
Arkansas:
 Jefferson County, Arkansas
    Single Family Mortgage
    7.25%, due 12/1/10       Aaa        365,000          331,364        435,226
 Little Rock, Arkansas
    Single Family Mortgage,
    7.3%:
    due 9/1/00               AAA         25,000           24,790         26,372
    due 9/1/01               AAA         25,000           24,656         27,105
    due 9/1/02               AAA         30,000           29,440         33,393
    due 9/1/03               AAA         35,000           34,187         39,218
    due 9/1/04               AAA         35,000           34,040         39,592
    due 9/1/05               AAA         40,000           38,747         45,568
    due 9/1/06               AAA         35,000           33,777         40,211
    due 9/1/07               AAA         45,000           43,276         52,146
    due 9/1/08               AAA         50,000           47,928         61,465
    due 9/1/09               AAA         50,000           47,781         62,090
    due 9/1/10               AAA         30,000           28,586         35,109
                                   ------------    -------------   ------------
       Total Arkansas                   765,000          718,572        897,495
                                   ------------    -------------   ------------

                                       - 3 -

                             CHESAPEAKE INVESTORS, INC.
                   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                  MARCH 31, 1999
                                    (UNAUDITED)

                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          ------   ------------    -------------   ------------
California:
 Los Angeles, California
    Electric Revenue
    5.875%, due 9/1/30        AA        300,000          278,301        324,210
                                   ------------    -------------   ------------
District of Columbia:
 Georgetown University
    Revenue Bond
    7.4%, due 4/1/18         AA-        750,000          733,475        776,475
                                   ------------    -------------   ------------
Florida:
 City of Gainesville, Florida,
    Utility System Revenue,
    9.125%, due 10/1/05     AAA         500,000          500,000        617,700
 Florida State Board
    of Education - Cap Outlay
    7.25%, due 6/1/23        AA         200,000          198,904        212,461
                                   ------------    -------------   ------------
       Total Florida                    700,000          698,904        830,161
                                   ------------    -------------   ------------
Georgia:
 Municipal Electric Authority
    6%, due 1/1/05          AAA         700,000          727,716        768,670
                                   ------------    -------------   ------------
Illinois:
 Chicago, Illinois
    UTGO Public Library
    6.60%, due 1/1/04       AAA         700,000          712,665        769,440
 Chicago, Illinois
    School Finance Authority
    5%, due 6/1/09          AAA         650,000          620,602        675,740
                                   ------------    -------------   ------------
       Total Illinois                 1,350,000        1,333,267      1,445,180
                                   ------------    -------------   ------------

                                       - 4 -

PAGE>
                                CHESAPEAKE INVESTORS, INC.
                   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                  MARCH 31, 1999
                                    (UNAUDITED)

                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          ------   ------------    -------------   -----------
Louisiana:
 Shreveport, Louisiana,
   Single Family Mortgage,
   6.75%, due 9/1/10         Aaa        405,000          357,218        460,202
                                   ------------    -------------   ------------
Massachusetts:
 Massachusetts State Utility
   Government Bond,
   7.625%, due 6/1/08        Aaa        500,000          545,712        551,100
                                   ------------    -------------   ------------
Minnesota:
 Southern Minnesota Municipal
   Power Agency, Serial A
   5.7%, due 1/1/05           A+        650,000          663,428        694,655
                                   ------------    -------------   ------------
New York:
 New York State
   Local Revenue
   5.375%, due 4/1/16         A+        200,000          187,880        205,560
 New York State
   Local Revenue
   5.125%, due 4/1/10        AAA        400,000          392,929        419,440
                                   ------------    -------------   ------------
       Total New York                   600,000          580,809        625,000
                                   ------------    -------------   ------------

North Carolina:
 North Carolina Municipal
   Power Agency
   7.25%, due 1/1/07          A-        400,000          427,441        468,080
 Charlotte, NC Utility
   General Obligation
   5.5%, due 7/1/07          AAA        500,000          516,104        528,800
                                   ------------    -------------   ------------
      Total North Carolina              900,000          943,545        996,880
                                   ------------    -------------   ------------

                                CHESAPEAKE INVESTORS, INC.
                    SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                   MARCH 31, 1999
                                     (UNAUDITED)


                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          ------    -----------    -------------   -----------
Pennsylvania:
 Allegheny County, Pennsylvania
   Hospital Development Authority
   6.0%, due 11/1/23         AAA        700,000          673,657        752,430
 Commonwealth of Pennsylvania
   Utility Government Obligation
   6.3%, due 11/1/02         AAA        700,000          709,988        757,330
 Pennsylvania State Higher
   Educational Facility
   Authority
   7.15%, due 6/15/15        AAA        500,000          503,285        521,950
 Pennsylvania Intergovernmental
   Coop Authority Special
   Tax Revenue
   7%, due 6/15/04           AAA        500,000          513,849        571,400
                                   ------------    -------------   ------------
      Total Pennsylvania              2,400,000        2,400,779      2,603,110
                                   ------------    -------------   ------------
Texas:
 Cypress-Fairbanks, Texas
   Independent School District
   5.5%, due 2/15/10         AAA        700,000          700,000        731,980
 Texas Water Development
   Board Revenue
   5.5%, due 7/15/10         AAA        750,000          752,261        795,525
                                   ------------    -------------   ------------
      Total Texas                     1,450,000        1,452,261      1,527,505
                                   ------------    -------------   ------------

                                       - 6 -

                                CHESAPEAKE INVESTORS, INC.
                   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                  MARCH 31, 1999
                                    (UNAUDITED)


                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          -------  ------------    -------------   ------------
Utah:
 Salt Lake City, Utah
   Hospital Revenue
   8.125%, due 5/15/15       AAA        700,000          709,174        904,470
                                   ------------    -------------   ------------
Washington:
 Washington State Public Power
   5.125%, due 7/1/17        AAA        400,000          392,034        399,920
                                   ------------    -------------   ------------
      Total Investments in
         Long-Term Securities   $    14,440,000   $   14,404,865  $  15,740,976
                                   ============    =============   ============

* Ratings - Standard & Poor's or Moody's
                     Unaudited

                                                    Face
                                                   Amount             Cost
                                                -------------    --------------
Investments in Short-Term Securities:

 State Street Global Advisor
   Tax Free Money Market Fund, 2.13%            $      78,886   $        78,886
     Total Investments                          -------------    --------------
       in Short-Term Securities                 $      78,886   $        78,886
                                                =============   ===============

                    See Notes to Financial Statements

PAGE>
                                CHESAPEAKE INVESTORS, INC.
                                 STATEMENT OF OPERATIONS
                                 FOR THE SIX MONTHS ENDED
                                      MARCH 31, 1999
                                        (UNAUDITED)

INVESTMENT INCOME:
     Interest Income                                              $     447,763
                                                                   ------------
EXPENSES:
     Investment Advisory Fee                                             27,960
     Custodian Fees                                                       5,809
     Transfer Agent and Dividend
       Disbursing Agent Fees                                              8,075
     Legal and Auditing Services                                         13,198
     Administrative Services                                              9,000
     Compensation of Directors not
       Members of the Investment Adviser's Organization                   2,500
     Printing Costs                                                       1,912
     Miscellaneous                                                          953
                                                                   ------------
          Total Expenses                                                 69,407
                                                                   ------------
               Net Investment Income                                    378,356
                                                                   ------------

REALIZED GAIN AND UNREALIZED LOSS ON INVESTMENTS:
     Realized Gain From Investment
          Transactions (Excluding Short-Term Securities):
            Proceeds from Sales                                         388,040
            Cost of Investments Sold                                    356,200
                                                                   ------------
              Net Realized Gain on Investments                           31,840
                                                                   ------------
     Unrealized Loss on Investments:
          Unrealized Appreciation of Investments
               at Beginning of Period                                 1,514,865
          Unrealized Appreciation of Investments
               at End of Period                                       1,336,111
                                                                   ------------
                  Net Unrealized Loss on Investments                   (178,754)
                                                                   ------------
               Net Realized Gain and Unrealized Loss on
                    Investments                                        (146,914)
                                                                   ------------
Net Increase in Net Assets Resulting
     from Operations                                              $     231,442
                                                                   ============

                               See Notes to Financial Statements

                                CHESAPEAKE INVESTORS, INC.
                            STATEMENTS OF CHANGES IN NET ASSETS
                         FOR THE SIX MONTHS ENDED MARCH 31, 1999 AND
                            FOR THE YEAR ENDED SEPTEMBER 30, 1998

                                          Six Month Period       Year Ended
                                           Ended March 31,      September 30,
                                                1999                1998
                                              (Unaudited)         (Audited)
                                          -----------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
          Net Investment Income            $     378,356      $       787,576
          Net Realized Gain on
             Investments                          31,840                3,666
          Net Unrealized Gain (Loss)
             on Investments                     (178,754)             266,109
                                           -------------        -------------
     Net Increase in Net Assets
             Resulting from Operations           231,442            1,057,351

     Dividends to Shareholders from:
             Net Investment Income
               ($.11 and $.21 per share,
                respectively)                   (415,074)            (785,161)
             Net Realized Gain on
               Investments                        (1,155)               -
                                           -------------        -------------

                    Total Increase (Decrease)
                         in Net Assets          (184,787)             272,190

NET ASSETS:
     Beginning of Period                      16,257,205           15,985,015
                                           -------------        -------------
     End of Period (Including Undistributed
        Net Investment Income of $786,497
        and $823,215, respectively, and
        undistributed net realized gains
        of $31,840 and $1,155,
        respectively)                      $  16,072,418        $  16,257,205
                                           =============        =============

                            See Notes to Financial Statements

                       CHESAPEAKE INVESTORS, INC.
                     NOTES TO FINANCIAL STATEMENTS

(1) - SIGNIFICANT ACCOUNTING POLICIES

     Chesapeake Investors, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and invests solely in municipal obligations. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Security Valuation - Securities are valued at the mean between the latest bid and asked prices. Any securities for which market quotations are not readily available are appraised at fair value as determined in good faith under methods or procedures authorized by the Board of Directors.

B. Federal Income Taxes - The Company intends to comply with the provisions of the Internal Revenue Code available to investment companies and to distribute to shareholders annually all of its net investment income. Accordingly, no provision for Federal income tax is necessary. The Company, based on provisions of the Internal Revenue Code, expects to distribute income from capital gains to its shareholders. Accordingly, such gains will be taxable to the shareholders. The character of dividends from net investment income or net realized gains on investments may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles and tax differences in the character of income and expense recognition.

C. Other - The Company follows industry practice and records security transactions on the trade date. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized to income ratably over the total number of months from date of purchase to date of maturity of the bonds. Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

(2) - CAPITAL STOCK

      At March 31, 1999, there were 6,000,000 shares of $.50 par value capital stock authorized. Shares issued and outstanding at March 31, 1999 totalled 3,783,960.

(3) - PURCHASES AND SALES OF SECURITIES

      Sales and maturities of securities during the six month period ended March 31, 1999, other than short-term securities, aggregated $388,040.

      Purchases of long-term securities during the six month period ended March 31, 1999 aggregated $520,000.

      For Federal income tax purposes, the identified cost of investments owned, excluding short-term securities, at March 31, 1999, was $14,205,927. Gross unrealized gains totalled $1,536,401 for Federal income tax purposes at March 31, 1999.

(4) - INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES

      Federated Investment Counseling, Inc. is the investment adviser to the Company. The advisory contract provides for an annual fee equal to .35 of 1% of the weighted average managed assets of the Company. The investment advisory fee for the six months ended March 31, 1999 totalled $27,960.

      For the six month period ended March 31 1999, fees of $9,000 for administrative services were paid to Carrollton Enterprises Management Company, LLC. The Chairman of the Board is the owner of that firm.

(5) - DIVIDENDS

      During the six month period ended March 31, 1999, the Company distributed dividends of $416,229 to its shareholders. On March 30, 1999, the Company declared a $.05 per share dividend aggregating $189,195 payable April 27, 1999, to shareholders of record April 13, 1999.

                               CHESAPEAKE INVESTORS, INC.
                              SUPPLEMENTARY INFORMATION
                                 FINANCIAL HIGHLIGHTS

                       Six-Months   Fiscal     Fiscal     Fiscal     Fiscal
                        March 31,    Year       Year       Year       Year
                          1999       1998       1997       1996       1995
                         ------     ------     ------     ------     -------
PER SHARE DATA:*
 Investment Income       $  .12     $  .24     $  .24     $  .25     $   .29
 Expenses                   .02        .03        .03        .03         .03
                         ------     ------     ------     ------      ------

 Net Investment Income      .10        .21        .21        .22         .26
 Dividends from:
  Net Investment Income    (.11)      (.21)      (.19)      (.23)       (.28)
  Net Realized Gain
   on Investments            -          -        (.04)      (.01)         -
  Net Realized and
   Unrealized Gain
    (Loss) on Investments  (.03)       .07        .06        .01         .05
                         ------     ------     ------     ------      ------
 Net Increase (Decrease)
  in Net Asset Value       (.04)       .07        .04       (.01)        .03
 Net Asset Value:
  Beginning of Period      4.29       4.22       4.18       4.19        4.16
                         ------     ------     ------     ------      ------
  End of Year            $ 4.25     $ 4.29     $ 4.22     $ 4.18      $ 4.19
                         ======     ======     ======     ======      ======

RATIOS:

 Ratio of Expenses to
  Average Net Assets       .43%       .72%       .72%       .72%        .74%
 Ratio of Net Investment
  Income to Average Net
  Assets                  2.35%      4.90%      5.07%      5.22%       6.18%

*Selected data for a share of capital stock outstanding throughout the year.

DIRECTORS                                     INVESTMENT ADVISER

Albert W. Turner                              Federated Investment
Herndon G. Kilby                              Counseling, Inc.
Warren W. Pearce,  Jr.                        Pittsburgh, Pennsylvania
John F. Ryon
Harry F Breitbach
                                              CUSTODIAN

                                              State Street Bank
                                              and Trust Company
                                              North Quincy, Massachusetts

OFFICERS                                      TRANSFER AGENT

Albert W. Turner,                             Registrar and Transfer Company
    Chairman of the Board                     Cranford, New Jersey
Warren W. Pearce,  Jr.,
    President
Herndon G. Kilby,
    Secretary-Treasurer

OFFICES

11785 Beltsville Drive
Beltsville, Maryland